Leases - Supplemental balance sheet information - Finance lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Property, plant and equipment, at cost		¥ 294,269	¥ 310,018
Accumulated depreciation		56,682	41,336
Property, plant and equipment, net		237,587	268,682
Finance lease liabilities, current			360,781
Finance lease liabilities, non-current	$ 56,227	366,883
Total lease liabilities		¥ 366,883	¥ 360,781